Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2017
Summary of significant accounting policies
Principles of consolidation

(a)Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and a variable interest entity in which the Company is the primary beneficiary. For consolidated subsidiaries where the Company’s ownership is less than 100%, the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company, are presented as non-controlling interests. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of estimates

(b)Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimate of selling price for individual deliverables in multiple-element revenue arrangements, the estimated number of successful match units over the estimated weighted average remaining useful life of donated cord blood units, the useful lives of property, plant and equipment and intangible assets, the recoverability of property, plant and equipment and intangible assets, the collectibility of accounts receivables, the realizability of inventories and deferred tax assets and the fair values of share-based compensation.

Foreign currency transactions and translation

(c)Foreign currency transactions and translation

The reporting currency of the Company is Renminbi (“RMB”).

The functional currency of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou is RMB and the functional currency of the Company is United States dollars (“US$”). The functional currencies of subsidiaries of the Company outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange gains/(losses) in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange gains/(losses) in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2017 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.8832, being the spot exchange rate of U.S. dollars in effect on March 31, 2017 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 31, 2017 or at any other date. The U.S. dollars convenience translation is not required under U.S. GAAP and all U.S. dollars convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Cash and cash equivalents

(d)Cash and cash equivalents

Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2016 and 2017, cash and cash equivalents maintained in the PRC amounted to RMB2,820,472 and RMB3,432,022 (US$498,608), respectively. The Group’s cash and cash equivalents denominated in U.S. dollars, Australian dollars, Renminbi, Hong Kong dollars and Singapore dollars are as follows:

	March 31,
	2016		2017
	Original currency	RMB	Original currency	RMB

U.S. dollars	3,702	24,017	5,707	39,476
Australian dollars	1	5	1	6
Renminbi	2,820,503	2,820,503	3,432,042	3,432,042
Hong Kong dollars	197,049	163,885	43,679	38,735
Singapore dollars	2	12	1	5

Cash and cash equivalents held at financial institutions located in the PRC and Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

Investment securities

(e)Investment securities

Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates such designations at each reporting date.

Trading securities are recorded at fair value. Realized and unrealized holding gains and losses, net of the related tax effect, on trading securities are included in earnings.

Available-for-sale equity securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale equity securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale equity securities are determined on a specific-identification basis. Where the fair value of an investment in equity securities is not readily determinable, the investment is stated at cost.

A decline in the market value of available-for-sale securities that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. In determining whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Dividend income is recognized in other income when earned.

Accounts receivable

(f)Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Company’s revenue recognition policies (Note 2(k)). Installments receivable from subscribers which are due for repayment in over one year under the deferred payment option are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for doubtful accounts.

The allowance for doubtful accounts is the Group’s best estimate of losses in the Group’s accounts receivable, which is determined based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowances for doubtful accounts quarterly. Outstanding account balances are reviewed on a pooled basis by ageing of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group’s PRC subsidiaries are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when the related account balances are aged over three years and sufficient evidence is available to prove the debtor’s inability to make payments. For financial reporting purposes, the Company’s PRC subsidiaries generally record write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is recorded and the time the doubtful accounts are written off against the related allowance. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(g)Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or market on a weighted-average basis, and recognized as direct costs when revenue is recognized when the cord blood unit is delivered and the risk of loss is transferred to the recipient. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets. Consumables and supplies are classified as current assets.

Property, plant and equipment

(h)Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Buildings	37.5 - 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years

No depreciation expense is provided in respect of construction-in-progress.

Interest expense incurred related to the construction of property, plant and equipment is capitalized. The capitalization of interest expense as part of the cost of a qualifying asset commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and is expensed to direct costs when the cord blood unit is delivered and the risk of loss is transferred to the recipient.

Intangible assets

(i)Intangible assets

Intangible assets represent the operating rights to operate cord blood bank and are stated at the fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset. Amortization expenses are recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

Impairment of long-lived assets

(j)Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2015, 2016 and 2017.

Revenue recognition

(k)Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement (“Agreement”) signed with the customer, the Group charges separate processing fee and storage fees to the customer and such Agreement typically provides for a storage period of eighteen years with successive one-year renewal periods after eighteen years.

The Agreement is a multiple-element arrangement, which includes (i) the processing of cord blood unit and (ii) the storage of cord blood unit. The Group accounts for the arrangement under the ASC 605-25, Revenue Recognition — Multiple-Element Arrangements. In accordance with ASC 605-25, revenue arrangements that include multiple elements are analyzed to determine whether the deliverables can be divided into separate units of accounting or treated as a single unit of accounting. The consideration received is allocated among the separate units of accounting based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the separate units. In an arrangement with multiple deliverables, the delivered product or service shall be considered a separate unit of accounting when the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Group. Based on evaluation of the criteria, the Group has determined that the cord blood processing services and cord blood storage services are separate units.

Pursuant to the Agreement, no penalty is charged to customers for early termination of the cord blood storage service.

The Group considers all reasonably available information to allocate the overall arrangement fee to cord blood processing and cord blood storage services based on their relative selling prices.

The Group recognizes processing fee revenue upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period.

During the years ended March 31, 2015, 2016 and 2017, the Group offered its customers three payment options:

(i)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and the annual storage fee in advance at the beginning of each one-year renewal period;

(ii)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and an upfront payment of storage fees for a period of eighteen years; and

(iii)

Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each one-year renewal period or an upfront payment of storage fees for a period of eighteen years paid by four installments. Certain installment option includes an initial processing fee payment upon delivery of the cord blood unit to the Group’s premises for processing and an incremental annual payment for the consecutive periods, representing a surcharge to the total amount of processing fees payable under payment options (i) and (ii).

Under payment option (iii), installments due for payment beyond one year are classified as non-current accounts receivable, and the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the processing fee is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate at which the subscribers can obtain financing of a similar nature from other sources at the date of the transaction.

The recognition of storage revenue is ceased when the collectability of the storage fees from the customers is not reasonably assured due to delinquency of payment by the customers. During the years ended March 31, 2015, 2016 and 2017, the Group ceased recognizing storage revenue from subscribers who were delinquent for more than 24 months.

Fees derived from the provision of donated cord blood for transplantation and research are recognized when the cord blood unit is delivered and the risk of loss is transferred to the recipient.

The Group’s revenues are net of value-added tax collected on behalf of tax authorities at 6% on the invoiced amount in respect of the services rendered.

Research and development costs

(l)Research and development costs

Research and development costs are incurred for research activities conducted to enhance collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. They also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs are expensed as incurred.

Advertising costs

(m)Advertising costs

Advertising costs are expensed as incurred and included in sales and marketing expenses in the consolidated statements of comprehensive income in the amount of RMB30,899, RMB35,477 and RMB32,331 (US$4,697) for the years ended March 31, 2015, 2016 and 2017, respectively.

Employee benefits

(n)Employee benefits

Contributions to employee benefits (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit plans.

Debt issuance costs

(o)Debt issuance costs

Costs incurred by the Company that are directly attributable to the issuance of the convertible notes are deferred and charged to the consolidated statements of comprehensive income using an effective interest rate method from the date the convertible notes were issued to the earliest date the holders of the convertible notes can demand payment, which is five years.

Income taxes

(p)Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, tax loss carry forwards and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

A deferred tax liability is not recognized for the excess of the Company’s financial statements carrying amount over the tax base of its investment in a foreign subsidiary, if the subsidiary has invested or will invest the undistributed earnings indefinitely.

Commitments and contingencies

(q)Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Earnings per share

(r)Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to ordinary shareholders is allocated between ordinary shares and participating securities based on contractual participating rights of security to share in undistributed earnings as if all of the earnings had been distributed.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders, as adjusted to exclude any income or expenses related to dilutive ordinary equivalents shares by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of the ordinary shares issuable upon the conversion of the convertible notes applying the if-converted method. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

Share-based compensation

(s)Share-based compensation

The Group recognizes share-based payments as compensation cost and measures such cost based on the grant date fair value of the equity instrument issued. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

Segment reporting

(t)Segment reporting

The Group has one operating segment, as defined by ASC 280, Segment Reporting, which is processing and storage of cord blood units. All of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurement

(u)Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See Note 22 to the consolidated financial statements.

Recently issued accounting standards

(v)Recently issued accounting standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing U.S. GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. This guidance was effective for annual reporting and interim periods beginning after December 15, 2016 and allows for either full retrospective or modified retrospective application, with early adoption not permitted. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date (“ASU 2015-14”), which amends ASU 2014-09 and defers its effective date to fiscal years and interim reporting periods beginning after December 15, 2017. ASU 2015-14 permits earlier application only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently in the process of analyzing each of the Company’s revenue streams in accordance with the new revenue standard to determine the impact on the Company’s consolidated financial statements. The Company plans to continue the evaluation, analysis, and documentation of its adoption of ASU 2014-09 (including those subsequently issued updates that clarify its provisions) in 2017 as the Company works towards the implementation and finalizes its determination of the impact that the adoption will have on its consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”), to simplify the presentation of deferred income taxes by eliminating the requirement to separate deferred tax assets and liabilities into current and non-current amounts. ASU 2015-17 requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non-current and was adopted by the Company in the current fiscal year ended March 31, 2017. Upon the adoption of this ASU 2015-17, current deferred tax assets of RMB14,056 and current deferred tax liabilities of RMB14,300 as of March 31, 2016 were reclassified as non-current deferred tax assets and liabilities respectively.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. ASU 2016-01 requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). ASU 2016-01 will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. ASU 2016-02 also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which relates to accounting for employee share-based payments. ASU 2016-09 addresses several aspects of the accounting for share-based payment award transactions, including (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification in the statement of cash flows; and (d) accounting for forfeitures of share-based payments. ASU 2016-09 will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company adopted ASU 2016-09 in the current fiscal year ended March 31, 2017 and there is no material impact on the consolidated financial statements upon adopting this standard.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. ASU 2016-15 is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”), which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. ASU 2017-01 should be applied prospectively on or after the effective date. The Company will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory, which modifies existing requirements regarding measuring inventory at the lower of cost or market. Under existing standards, the market amount requires consideration of replacement cost, net realizable value (“NRV”), and NRV less an approximately normal profit margin. The new ASU replaces market with NRV, defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This eliminates the need to determine and consider replacement cost or NRV less an approximately normal profit margin when measuring inventory. The amendments are effective for the fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early application is permitted. The Company has assessed this ASU’s impacts on the Company’s consolidated results of operations and financial condition and there is no material impact upon adopting this standard.